ING Life Insurance and Annuity Company
and its
Variable Annuity Account B

GROUP VARIABLE ANNUITY CONTRACTS FOR
EMPLOYER-SPONSORED DEFERRED COMPENSATION PLANS

Supplement dated June 14, 2010, to the Contract Prospectus and Contract Prospectus
Summary each dated April 30, 2010, as amended.

The following information updates and amends certain information contained in your variable annuity Contract Prospectus and Contract Prospectus Summary. Please read it carefully and keep it with your current Contract Prospectus and Contract Prospectus Summary for future reference.

1.	Effective June 1, 2010, the name of the subadviser for the ING Van Kampen Comstock Portfolio, ING Van Kampen Equity and Income Portfolio and ING Van Kampen Growth and Income Portfolio changed from Morgan Stanley Investment Management, Inc. (d/b/a Van Kampen) to Invesco Advisers, Inc.
2.	Effective June 1, 2010, the information for the funds referenced above appearing in the Contract Prospectus under Appendix IV – Fund Descriptions and in the Contract Prospectus Summary under Appendix V – Fund Descriptions is hereby deleted and replaced with the following:

Fund Name and
Investment Adviser/Subadviser	Investment Objective(s)
ING Partners, Inc. – ING Van Kampen Comstock	Seeks capital growth and income.
Portfolio
Investment Adviser: Directed Services LLC
Subadviser: Invesco Advisers, Inc.
ING Partners, Inc. – ING Van Kampen Equity	Seeks total return, consisting of long-term capital
and Income Portfolio	appreciation and current income.
Investment Adviser: Directed Services LLC
Subadviser: Invesco Advisers, Inc.
ING Partners, Inc. – ING Van Kampen Growth	Seeks long-term growth of capital and income.
and Income Portfolio
Investment Adviser: Directed Services LLC
Subadviser: Invesco Advisers, Inc.

Insurance products, annuities and retirement plan funding issued by (third party administrative services may also be provided by) ING Life Insurance and Annuity Company. Securities are distributed by ING Financial Advisers, LLC (member SIPC), One Orange Way, Windsor, CT 06095. Securities may also be distributed through other broker-dealers with which ING Financial Advisers, LLC has selling agreements.

X.75996-10A	1 of 1	June 2010